Warrants	12 Months Ended
Oct. 31, 2022
Warrants
Warrants

16.	Warrants

The following table summarizes the warrant activities for the years ended October 31, 2022 and 2021 and October 31, 2020:

	Number	Weighted Average Exercise Price (CAD$)
Balance - October 31, 2019	27,584,605	0.53
Issued pursuant to private placement (Note 15.10)	5,000,000	0.13
Issued pursuant to private placement (Note 15.10)	10,000,000	0.13
Expired	(17,183)	(14.05)
Cancellation of prior warrants associated with convertible debentures	(6,818,182)	0.55
Issuance of new warrants associated with convertible debentures	6,818,182	0.16
Consideration warrants for convertible debenture maturity extension	1,590,909	0.16
Balance - October 31, 2020	44,158,331	0.33
Issuance pursuant to private placement (Note 15.4)	8,200,000	0.20
Issuance pursuant to the Offering (Note 15.8)	23,162,579	0.30
Expiration of broker warrants	(757,125)	0.44
Expiration of warrants	(17,843,998)	0.55
Balance – October 31, 2021	56,919,787	0.22
Expiration of warrants pursuant to convertible debt deemed re-issuance	(8,409,091)	0.16
Expiration of warrants issued pursuant to private placement to PBIC	(15,000,000)	0.13
Balance – October 31, 2022	33,510,696	0.28

At October 31, 2022, the following warrants were issued and outstanding:

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.20	8,200,000	0.27	February 5, 2023
0.30	23,162,579	0.34	March 05, 2023
0.44	2,148,117	0.66	June 28, 2023
0.28	33,510,696	0.34

During the year ended October 31, 2021, the following transactions occurred:

16.1	Agent Warrants

On March 5, as consideration for the services rendered by the agent (the “Agent”) to a brokered placement of special warrants (the “Offering”), the Company issued to the Agent an aggregate of 1,127,758 broker warrants of the Company (the “Broker Warrants”) exercisable to acquire 1,127,758 compensation options (the “Compensation Options”) for no additional consideration. As consideration for certain advisory services provided in connection with the Offering, the Company issued to the Agent an aggregate of 113,500 advisory warrants (the “Advisory Warrants”) exercisable to acquire 113,500 Compensation Options for no additional consideration. The Broker Warrants and Advisory Warrants are collectively referred to as the “Agent Warrants.”

Each Compensation Option entitles the holder thereof to purchase one unit of the Company (a “Compensation Unit”) at the Issue Price of CAD$0.225 for a period of twenty-four (24) months. Each Compensation Unit is comprised of one common share and one common share purchase warrant of the Company (a “Compensation Warrant”). Each Compensation Warrant shall entitle the holder thereof to purchase one common share in the capital of the Company at a price of CAD$0.30 for twenty-four (24) months. The following table sets out the Agent Warrants issued and outstanding at October 31, 2022:

Exercise price (CAD$)	Agent Warrants outstanding	Remaining contractual life (years)	Expiry date
$0.225	1,241,258	0.33	March 5, 2023

The fair value of the Agent Warrants of $210,278 was allocated to share capital. The Black-Scholes pricing assumptions used in the valuation of the Agent Warrants were as follows:

○	Expected dividend yield	Nil%

○	Risk-free interest rate	0.92%

○	Expected life of Agent Warrant	2 years

○	Expected life of underlying warrant	1.99 years

○	Expected volatility	100%

During the year ended October 31, 2020, the Company:

16.2	Issued 5,000,000 warrants in February 2020 to subscribers of the offering described in Note 15.10. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.125 per unit for a period of 24 months.

The fair value of the warrants was $138,119 which was the residual value of the offering after the fair value of the shares on the transaction date.

16.3	Issued 10,000,000 warrants in May 2020 to subscribers of the offering disclosed in Note 15.10. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.13 per unit for a period of 24 months.

The fair value of the warrants was $382,069, which was the residual value of the offering after the fair value of the shares on the transaction date.

16.4	Issued 6,818,182 replacement warrants and 1,590,909 warrants (totaling 8,409,091) to the creditors of the July 10, 2020 debt agreement. Each warrant entitles the holder to acquire one common share of the Company at an exercise price of CAD$0.16 with an expiration date of November 1, 2021.

The fair value of the warrants of $424,645 was estimated at the grant date based on the Black-Scholes pricing model, using the following assumptions:

○	Expected dividend yield	Nil

○	Risk-free interest rate	0.30%

○	Expected life	1.3 years

○	Expected volatility	131%